RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Related Party Transaction
Time charter revenues from related parties	[1]	$ 7,360	$ 8,280	$ 21,920	$ 33,275
Management and administrative services fees		(1,329)	(711)	(2,617)	(2,040)
Ship management fees		(1,332)	(1,827)	(5,342)	(5,482)
Interest expense on Eskimo vendor loan		0	(738)	0	(3,776)
Total		(10,862)	(11,096)	(34,280)	(24,823)
Interest income on Tundra deposit
Related Party Transaction
Interest income			0		0
Interest income on short term credit arrangements
Related Party Transaction
Interest income		0	0	122	0
Dividends to China Petroleum Corporation
Related Party Transaction
Amount of transaction with related party		(3,200)	(3,000)	(9,200)	(8,000)
Dividends to Golar
Related Party Transaction
Amount of transaction with related party		(13,200)	(13,100)	(39,600)	(38,800)
Payments to Helm Energy Advisors Inc
Related Party Transaction
Amount of transaction with related party		(90)	$ 0	(800)	$ 0
Golar Tundra [Member] | Golar [Member]
Related Party Transaction
Interest income		$ 929		$ 1,237

[1]	This includes amounts arising from transactions with related parties (see note 11).